Expenses by nature - Schedule of principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PricewaterhouseCoopers
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,182	€ 1,710	€ 2,076
Audit fees, percentage	74.00%	89.00%	98.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage
Tax Services	€ 122	€ 45	€ 40
Tax fees, percentage	8.00%	2.00%	2.00%
All Other Fees	€ 292	€ 163	€ 0
All Other Fees, percentage	18.00%	8.00%
Auditor's remuneration	€ 1,596	€ 1,918	€ 2,116
Auditor's remuneration, percentage	100.00%	100.00%	100.00%
Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,029	€ 1,311	€ 1,902
Audit fees, percentage	100.00%	89.00%	99.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage
Tax Services	€ 0	€ 0	€ 0
Tax fees, percentage
All Other Fees	€ 0	€ 163	€ 19
All Other Fees, percentage		11.00%	1.00%
Auditor's remuneration	€ 1,029	€ 1,474	€ 1,921
Auditor's remuneration, percentage	100.00%	100.00%	100.00%
Statutory auditor | PricewaterhouseCoopers
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 1,082	€ 1,272	€ 1,539
Audit fees, percentage	68.00%	66.00%	73.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage
Statutory auditor | Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 939	€ 1,185	€ 1,622
Audit fees, percentage	91.00%	80.00%	84.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage
Statutory auditor's network | PricewaterhouseCoopers
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 100	€ 439	€ 537
Audit fees, percentage	6.00%	23.00%	25.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage
Tax Services	€ 122	€ 45	€ 40
Tax fees, percentage	8.00%	2.00%	2.00%
Statutory auditor's network | Deloitte & Associés
Disclosure of attribution of expenses by nature to their function [line items]
Audit fees	€ 90	€ 126	€ 280
Audit fees, percentage	9.00%	9.00%	15.00%
Audit-related Fees	€ 0	€ 0	€ 0
Audit-related fees, percentage
Tax Services	€ 0	€ 0	€ 0
Tax fees, percentage